Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands			3 Months Ended
	Aug. 26, 2016	Aug. 17, 2016	Sep. 30, 2016
Subsequent Event [Line Items]
Litigation awarded value	$ 14,600
Scenario, Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Restructuring costs			$ 300
Expected net impact on assets and liabilities			400
Scenario, Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Restructuring costs			400
Expected net impact on assets and liabilities			$ 500
Gryphon Systems [Member]
Subsequent Event [Line Items]
Run rate		$ 5,500
Gryphon Systems [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Run rate		$ 2,500